THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 79.9%	Shares	Value
ARGENTINA — 0.8%
CONSUMER STAPLES — 0.8%
Cresud SACIF y A ADR (A)	1,929,006	$26,060,867

REAL ESTATE — 0.0%
IRSA Inversiones y Representaciones SA ADR	38,775	674,683
Total Argentina		26,735,550

AUSTRALIA — 3.1%
CONSUMER STAPLES — 0.1%
Treasury Wine Estates, Ltd.	389,094	1,449,914

ENERGY — 1.8%
Paladin Energy, Ltd. (AUD) *	4,222,106	39,585,806
Paladin Energy, Ltd. (CAD) *	2,397,371	21,937,533
		61,523,339

MATERIALS — 1.2%
BHP Group	547,510	18,857,532
Champion Iron	2,364,867	9,551,515
Deterra Royalties	3,986,163	11,639,401
		40,048,448
Total Australia		103,021,701

BRAZIL — 3.2%
CONSUMER STAPLES — 0.7%
BrasilAgro - Brasileira de Propriedades Agricolas	2,567,100	10,433,760
SLC Agricola SA	4,390,650	13,381,982
		23,815,742

MATERIALS — 1.8%
Vale SA	3,719,226	59,448,252

UTILITIES — 0.7%
Axia Energia	1,955,911	20,176,981
Axia Energia *	514,088	5,180,194
		25,357,175
Total Brazil		108,621,169

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2026 (Unaudited)

COMMON STOCK — continued	Shares	Value
CANADA — 10.0%
ENERGY — 1.7%
Cenovus Energy, Inc.	2,818,924	$55,626,988

MATERIALS — 8.3%
Aris Mining Corp. *	654,975	11,332,729
Barrick Mining	169,162	7,745,928
Bear Creek Mining Corp. *	3,351,364	1,944,389
Gabriel Resources, Ltd. *	4,427,406	325,150
Gabriel Resources, Ltd. * †	496,058	36,431
Gabriel Resources, Ltd. * †	347,197	25,498
International Tower Hill Mines, Ltd. * (A)	7,222,966	18,851,941
Ivanhoe Mines, Ltd., Cl A *	2,396,694	30,309,603
Northern Dynasty Minerals, Ltd. (CAD) * (A)	2,795,815	5,708,050
Northern Dynasty Minerals, Ltd. (USD) * (A)	5,684,516	11,596,413
Novagold Resources, Inc. * †	1,687,905	14,735,411
Novagold Resources, Inc. *	1,811,816	15,817,154
Nutrien, Ltd.	652,869	44,976,145
Seabridge Gold, Inc. (CAD) * (A)	1,422,848	40,230,344
Seabridge Gold, Inc. (USD) * (A)	1,972,003	55,728,805
Western Copper & Gold Corp. * (A)	5,570,563	17,755,108
		277,119,099
Total Canada		332,746,087

CHILE — 1.0%
COMMUNICATION SERVICES — 1.0%
Empresa Nacional de Telecomunicaciones SA	5,961,699	31,997,492

MATERIALS — 0.0%
Empresas CMPC	332,009	497,350
Total Chile		32,494,842

CHINA — 3.1%
COMMUNICATION SERVICES — 0.3%
Baidu, Inc., Cl A *	427,700	8,197,964

CONSUMER DISCRETIONARY — 0.4%
Meituan, Cl B *(B)	1,158,000	14,315,756

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2026 (Unaudited)

COMMON STOCK — continued	Shares	Value
CHINA — continued
FINANCIALS — 0.1%
Hi Sun Technology China, Ltd. * (A)	69,309,000	$4,436,003

INDUSTRIALS — 1.3%
China Communications Services Corp., Ltd., Cl H (A)	48,112,000	29,219,142
Guangshen Railway Co., Ltd., Cl H (A)	50,848,679	14,343,089
		43,562,231

INFORMATION TECHNOLOGY — 0.1%
PAX Global Technology, Ltd.	4,238,000	2,674,495

UTILITIES — 0.9%
CGN Power Co., Ltd., Cl H (B)	59,238,000	24,700,785
China Gas Holdings, Ltd.	6,248,400	6,189,372
		30,890,157
Total China		104,076,606

FINLAND — 0.1%
MATERIALS — 0.1%
Stora Enso, Cl R	213,274	2,455,217

FRANCE — 3.8%
CONSUMER STAPLES — 1.3%
Carrefour SA	2,548,892	41,748,922

FINANCIALS — 0.5%
Amundi (B)	194,217	17,267,726

HEALTH CARE — 0.1%
Euroapi SA *	1,411,981	3,543,280

INDUSTRIALS — 0.7%
Teleperformance	383,535	24,774,689

MATERIALS — 1.2%
Eramet SA	453,849	39,332,542
Total France		126,667,159

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2026 (Unaudited)

COMMON STOCK — continued	Shares	Value
GERMANY — 2.7%
MATERIALS — 2.7%
K+S AG (A)	5,548,336	$90,908,502

HONG KONG — 2.4%
CONSUMER DISCRETIONARY — 0.4%
SJM Holdings, Ltd. *	39,290,000	12,058,360

CONSUMER STAPLES — 0.2%
First Pacific Co., Ltd.	9,266,000	7,250,133

FINANCIALS — 0.1%
Bank of East Asia, Ltd.	2,110,400	4,031,083

INDUSTRIALS — 1.7%
CK Hutchison Holdings, Ltd.	6,780,500	54,673,251

MATERIALS — 0.0%
Luks Group Vietnam Holdings Co., Ltd. (A)	9,255,000	1,066,231
Total Hong Kong		79,079,058

INDONESIA — 0.6%
COMMUNICATION SERVICES — 0.2%
Media Nusantara Citra Tbk PT * (A)	371,423,200	5,540,132

CONSUMER STAPLES — 0.1%
Indofood Sukses Makmur Tbk PT	7,551,000	3,066,396

ENERGY — 0.1%
United Tractors TbK PT	2,782,700	4,335,051

MATERIALS — 0.2%
Indah Kiat Pulp & Paper	11,294,200	6,150,206
Total Indonesia		19,091,785

JAPAN — 4.0%
CONSUMER STAPLES — 0.1%
Kato Sangyo Co., Ltd.	117,300	4,937,273

ENERGY — 1.1%
Inpex Corp.	798,700	17,894,248

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2026 (Unaudited)

COMMON STOCK — continued	Shares	Value
JAPAN — continued
ENERGY — continued
Japan Petroleum Exploration Co., Ltd.	1,427,800	$17,578,647
		35,472,895

HEALTH CARE — 0.6%
Kyorin Pharmaceutical Co., Ltd. (A)	1,899,400	19,935,346

INDUSTRIALS — 1.7%
Fukuda Corp.	153,800	7,759,025
Kamigumi Co., Ltd.	441,050	15,434,895
Tokyo Metro	801,900	8,562,638
West Japan Railway Co.	1,237,200	25,281,491
		57,038,049

UTILITIES — 0.5%
Electric Power Development Co., Ltd.	761,300	16,168,673
Total Japan		133,552,236

KAZAKHSTAN — 1.8%
ENERGY — 1.4%
NAC Kazatomprom JSC GDR (B)	586,939	47,960,251

FINANCIALS — 0.4%
Halyk Savings Bank of Kazakhstan JSC GDR	136,556	4,390,882
Halyk Savings Bank of Kazakhstan JSC GDR (B)	298,640	9,541,279
		13,932,161
Total Kazakhstan		61,892,412

LEBANON — 0.1%
REAL ESTATE — 0.1%
Solidere ADR *	174,732	1,838,617

MALAYSIA — 0.8%
CONSUMER DISCRETIONARY — 0.4%
Oriental Holdings BHD	7,428,600	12,965,187

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2026 (Unaudited)

COMMON STOCK — continued	Shares	Value
MALAYSIA — continued
CONSUMER STAPLES — 0.4%
Genting Plantations BHD	10,051,300	$13,161,879
Total Malaysia		26,127,066

MEXICO — 0.7%
CONSUMER DISCRETIONARY — 0.2%
Nemak SAB de CV (B)	40,909,235	7,888,769

MATERIALS — 0.5%
Alpek, Cl A	9,392,136	4,885,244
Orbia Advance	10,213,022	10,834,826
		15,720,070
Total Mexico		23,608,839

PHILIPPINES — 0.2%
CONSUMER STAPLES — 0.2%
Puregold Price Club, Inc.	10,703,000	6,487,645

RUSSIA — 3.2%
CONSUMER STAPLES — 0.3%
Lenta International PJSC GDR *(C)	6,287,850	10,672,368

ENERGY — 0.4%
Gazprom PJSC *(C)	25,899,221	13,086,876

FINANCIALS — 0.9%
Moscow Exchange MICEX-RTS PJSC *(C)	14,084,614	10,117,571
Sberbank of Russia PJSC *(C)	12,648,865	15,259,524
VTB Bank PJSC *(C)	9,484,622	2,900,423
		28,277,518

MATERIALS — 0.9%
Polyus PJSC GDR *(C)	613,103	31,577,134

REAL ESTATE — 0.2%
Etalon Group PLC GDR * (A)(C)	12,219,734	1,966,155
LSR Group PJSC, Cl A *(C)	1,673,664	4,583,637
		6,549,792

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2026 (Unaudited)

COMMON STOCK — continued	Shares	Value
RUSSIA — continued
UTILITIES — 0.5%
Federal Grid - Rosseti PJSC *(C)	17,511,927,373	$5,230,536
RusHydro PJSC *(C)	6,529,118,388	11,099,502
		16,330,038
Total Russia		106,493,726

SAUDI ARABIA — 0.7%
ENERGY — 0.7%
Saudi Arabian Oil (B)	3,299,008	22,678,125

SINGAPORE — 2.5%
CONSUMER STAPLES — 2.4%
First Resources, Ltd.	9,321,600	15,679,135
Golden Agri-Resources, Ltd. (A)	278,829,900	63,293,795
		78,972,930

REAL ESTATE — 0.1%
Yoma Strategic Holdings, Ltd. * (A)	66,818,200	4,257,540
Total Singapore		83,230,470

SOUTH AFRICA — 6.1%
MATERIALS — 6.1%
Impala Platinum Holdings, Ltd.	3,856,001	71,872,964
Sibanye Stillwater, Ltd. *	5,500,091	23,938,652
Valterra Platinum, Ltd.	1,206,832	108,431,627
Total South Africa		204,243,243

SOUTH KOREA — 13.4%
COMMUNICATION SERVICES — 5.0%
KT Corp.	714,316	28,260,930
KT Corp. ADR	1,638,562	34,278,717
LG Uplus Corp. (A)	9,395,397	104,379,668
		166,919,315

CONSUMER DISCRETIONARY — 1.0%
Hankook & Co., Ltd.	881,856	16,503,192
Hyundai Department Store Co., Ltd.	207,299	13,471,614

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2026 (Unaudited)

COMMON STOCK — continued	Shares	Value
SOUTH KOREA — continued
CONSUMER DISCRETIONARY — continued
PHA Co., Ltd. (A)	507,891	$4,157,600
		34,132,406

FINANCIALS — 0.0%
Korean Reinsurance Co.	304,017	2,483,702

HEALTH CARE — 0.6%
Chong Kun Dang Pharmaceutical Corp. * (A)	336,193	19,929,721

INDUSTRIALS — 5.2%
DL E&C Co., Ltd. (A)	1,327,216	40,746,690
GS Holdings Corp.	567,930	27,050,967
Korean Air Lines Co., Ltd.	785,731	12,668,451
LG Corp.	986,801	62,640,509
LX Holdings Corp.	1,340,275	8,093,701
LX INTERNATIONAL CORP.	196,724	5,221,944
Pan Ocean Co., Ltd.	5,227,936	17,030,780
		173,453,042

MATERIALS — 0.3%
Lotte Chemical Corp.	162,578	9,382,677

UTILITIES — 1.3%
Korea Electric Power Corp.	1,056,597	42,615,838
Total South Korea		448,916,701

SRI LANKA — 0.1%
INDUSTRIALS — 0.1%
Hemas Holdings PLC	41,603,360	4,650,973

THAILAND — 1.4%
FINANCIALS — 1.4%
Bangkok Bank	6,704,100	33,631,156
Kasikornbank PCL	2,200,500	13,142,512
Total Thailand		46,773,668

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2026 (Unaudited)

COMMON STOCK — continued	Shares	Value
UKRAINE — 1.0%
CONSUMER STAPLES — 1.0%
Astarta Holding PLC (A)	659,000	$9,069,204
MHP SE (LSE Shares) GDR * (A)	2,877,931	24,928,888
MHP SE (USD Shares) GDR * (A)(B)	44,627	386,563
Total Ukraine		34,384,655

UNITED KINGDOM — 5.4%
COMMUNICATION SERVICES — 0.8%
Vodafone Group PLC	17,498,272	25,770,067

ENERGY — 1.1%
Yellow Cake PLC *(B)	4,122,378	38,484,681

FINANCIALS — 1.7%
Close Brothers Group PLC *	1,819,808	12,632,823
Man Group PLC	2,923,390	10,551,645
Schroders PLC	5,216,274	32,308,087
		55,492,555

INDUSTRIALS — 0.3%
Travis Perkins PLC	1,354,853	11,597,528

MATERIALS — 1.5%
Glencore PLC	7,430,333	50,655,033
Total United Kingdom		181,999,864

UNITED STATES — 7.7%
COMMUNICATION SERVICES — 0.2%
Comcast, Cl A	264,137	7,858,076

ENERGY — 3.4%
Expand Energy Corp.	294,411	33,094,740
Range Resources Corp.	2,157,453	81,659,596
		114,754,336

FINANCIALS — 1.1%
Franklin Resources, Inc.	1,369,899	36,466,711

HEALTH CARE — 1.6%
Centene *	819,852	35,515,989

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2026 (Unaudited)

COMMON STOCK — continued	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Humana	43,403	$8,472,266
Molina Healthcare *	51,038	9,165,914
		53,154,169

INDUSTRIALS — 0.2%
Air Lease Corp., Cl A	107,200	6,928,336

MATERIALS — 0.7%
Royal Gold, Inc.	81,100	21,354,408

REAL ESTATE — 0.5%
Rayonier	335,138	7,621,038
Weyerhaeuser	318,378	8,207,785
		15,828,823
Total United States		256,344,859

TOTAL COMMON STOCK
(Cost $2,025,227,760)		2,669,120,775
PREFERRED STOCK — 2.1%
BRAZIL — 1.3%
ENERGY — 1.3%
Petroleo Brasileiro SA (A)(D)	5,693,000	40,749,667

GERMANY — 0.8%
HEALTH CARE — 0.8%
Draegerwerk & KGaA , 0.900%(A)	259,203	27,371,696

TOTAL PREFERRED STOCK
(Cost $42,651,098)		68,121,363
UNIT TRUST FUND — 1.4%
CANADA — 1.4%
FINANCIALS — 1.4%
Sprott Physical Uranium Trust *	2,116,674	47,847,263

TOTAL UNIT TRUST FUND
(Cost $19,227,729)		47,847,263

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2026 (Unaudited)

CONVERTIBLE BOND — 1.2%	Face Amount	Value
CANADA — 1.2%
MATERIALS — 1.2%
Northern Dynasty Minerals, Ltd.
2.000%, 12/11/2032	$7,108,000	$40,921,964

INDIA — 0.0%
CONSUMER STAPLES — 0.0%
REI Agro, Ltd.
5.500%, 11/13/2014(B)(E)	$723,000	—

TOTAL CONVERTIBLE BOND
(Cost $7,831,000)		40,921,964

WARRANTS — 0.6%	Shares
CANADA — 0.6%
MATERIALS — 0.6%
Bear Creek Mining Corp., Expires 10/08/28*	7,729,364	2,100,294
Novagold Resources, Inc., Expires 04/22/30*(C)	2,717,012	17,633,408
		19,733,702

TOTAL WARRANTS
(Cost $452,721)		19,733,702

RIGHTS — 0.1%	Number of Rights
CANADA — 0.1%
MATERIALS — 0.1%
Pan American Silver Corp., Expires 02/22/29*(C)	2,385,283	1,359,611

TOTAL RIGHTS
(Cost $–)		1,359,611

SHORT TERM INVESTMENT — 0.2%	Shares
Dreyfus Treasury Securities Cash Management - Participant Shares, 3.160%(F)	8,222,154	8,222,154

TOTAL SHORT TERM INVESTMENT
(Cost $8,222,154)		8,222,154

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL ALL-CAP FUND JANUARY 31, 2026 (Unaudited)

PURCHASED OPTION — 0.3%	Value
UNITED STATES — 0.3% *
TOTAL PURCHASED OPTIONS
(Cost $15,765,840)	$11,049,840

TOTAL INVESTMENTS— 85.8%
(Cost $2,119,378,302)	2,866,376,672

Other Assets and Liabilities, Net — 14.2%	473,234,357
NET ASSETS — 100.0%	$3,339,611,029

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2026
(Unaudited)

A list of the exchange traded option contracts held by the Fund at January 31, 2026, is as follows:

	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
PURCHASED OPTION — 0.3%
Put Options
February 26 Puts on SPXW*	1,236	$857,664,108	$6,900.00	02/27/26	$11,049,840
TOTAL PURCHASED OPTION
(Cost $15,765,840)		$857,664,108			$11,049,840

†	Restricted Equity.

*	Non-income producing security.

(A)	Affiliated investment.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of January 31, 2026 was $183,223,934 and represents 5.5% of Net Assets.

(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(D)	Rate unavailable.

(E)	Security in default on interest payments.

(F)	The rate reported is the 7-day effective yield as of January 31, 2026.

ADR — American Depositary Receipt

CAD — Canadian Dollar

CDI — Chess Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint Stock Company

LSE — London Stock Exchange

Ltd. — Limited

PJSC — Public Joint Stock Company

PLC — Public Limited Company

SPXW — Standard & Poor’s 500 Index Options Weekly

USD — United States Dollar

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2026
(Unaudited)

As of January 31, 2026, the Global All-Cap Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings or acquired through restructuring and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at January 31, 2026, were as follows:

		Acquisition
	Number of	Date/Right to
Description	Shares	Acquire Date	Cost	Market Value
Common Stock
Gabriel Resources, Ltd.	347,197	6/1/2021	$704,137	$25,498
Gabriel Resources, Ltd.	496,058	6/17/2022	834,788	36,431
Novagold Resources, Inc.	1,687,905	5/8/2025	6,329,644	14,735,411
			$7,868,569	$14,797,340

The following issuers are affiliated with the Fund; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 31, 2025 through January 31, 2026. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

				Change in
				Unrealized		Dividend/
Value as of	Purchases at	Proceeds from	Realized	Appreciation/	Value as of	Interest
10/31/2025	Cost	Sale	Gain/(Loss)	(Depreciation)	1/31/2026	Income
Astarta Holding PLC
$8,207,836	$—	$—	$—	$861,368	$9,069,204	$—
China Communications Services Corp., Ltd., Cl H
27,256,787	1,530,592	—	—	431,763	29,219,142	—
Chong Kun Dang Pharmaceutical Corp.
14,682,249	4,762,820	—	—	484,652	19,929,721	—
Cresud SACIF y A ADR
23,661,633	16,754,764	(17,189,875)	18	2,834,327	26,060,867	1,165,562
DL E&C Co., Ltd.
38,243,061	1,423,017	—	—	1,080,612	40,746,690	—
Draegerwerk & KGaA
20,830,924	937,767	—	—	5,603,005	27,371,696	—
Etalon Group PLC GDR
1,736,424	—	—	—	229,731	1,966,155	—
Golden Agri-Resources, Ltd.
59,984,204	—	—	—	3,309,591	63,293,795	—
Guangshen Railway Co., Ltd., Cl H
12,989,556	1,858,643	—	—	(505,110)	14,343,089	—
Hi Sun Technology China, Ltd.
5,267,227	—	—	—	(831,224)	4,436,003	—
International Tower Hill Mines, Ltd.
11,721,248	1,498,018	—	—	5,632,675	18,851,941	—

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JANUARY 31, 2026
(Unaudited)

				Change in
				Unrealized		Dividend/
Value as of	Purchases at	Proceeds from	Realized	Appreciation/	Value as of	Interest
10/31/2025	Cost	Sale	Gain/(Loss)	(Depreciation)	1/31/2026	Income
K+S AG
$72,528,682	$—	$(323,815)	$45,207	$18,658,428	$90,908,502	$—
Kyorin Pharmaceutical Co., Ltd.
16,971,674	388,637	—	—	2,575,035	19,935,346	—
LG Uplus Corp.
106,258,618	135,499	(5,753,433)	333,928	3,405,056	104,379,668	—
Luks Group Vietnam Holdings Co., Ltd.
1,119,573	—	—	—	(53,342)	1,066,231	—
Media Nusantara Citra Tbk PT
5,263,714	702,627	—	—	(426,209)	5,540,132	—
MHP SE (LSE Shares) GDR
16,227,574	—	—	—	8,701,314	24,928,888	—
MHP SE (USD Shares) GDR
251,635	—	—	—	134,928	386,563	—
Northern Dynasty Minerals, Ltd. (CAD)
5,661,199	—	—	—	46,851	5,708,050	—
Northern Dynasty Minerals, Ltd. (USD)
11,425,877	—	—	—	170,536	11,596,413	—
Petroleo Brasileiro SA
31,407,028	—	—	—	9,342,639	40,749,667	971,325
PHA Co., Ltd.
3,915,383	235,562	—	—	6,655	4,157,600	117,156
Seabridge Gold, Inc. (CAD)
33,944,240	—	—	—	6,286,104	40,230,344	—
Seabridge Gold, Inc. (USD)
53,923,406	—	(10,636,181)	5,525,877	6,915,703	55,728,805	—
Western Copper & Gold Corp.
11,676,914	—	—	—	6,078,194	17,755,108	—
Yoma Strategic Holdings, Ltd.
4,210,070	—	—	—	47,470	4,257,540	—
Totals:
$599,366,736	$30,227,946	$(33,903,304)	$5,905,030	$81,020,752	$682,617,160	$2,254,043

Amounts designated as “—” are either $0 or have been rounded to $0.

KGI-QH-001-2500

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JANUARY 31, 2026
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 63.4%	Shares	Value
AUSTRALIA — 2.8%
CONSUMER STAPLES — 0.0%
Treasury Wine Estates, Ltd.	88,441	$329,565

ENERGY — 1.7%
Paladin Energy, Ltd. *	1,529,132	14,336,903

MATERIALS — 1.1%
BHP Group	262,773	9,050,520
Total Australia		23,716,988

BRAZIL — 2.3%
MATERIALS — 1.6%
Vale SA	833,100	13,316,303

UTILITIES — 0.7%
Axia Energia	440,460	4,543,741
Axia Energia *	115,770	1,166,550
		5,710,291
Total Brazil		19,026,594

CANADA — 8.1%
ENERGY — 1.5%
Cenovus Energy, Inc.	654,718	12,919,820

MATERIALS — 6.6%
Barrick Mining	90,683	4,152,374
Ivanhoe Mines, Ltd., Cl A *	535,592	6,773,322
Novagold Resources, Inc. *	1,195,579	10,437,405
Nutrien, Ltd.	146,229	10,073,716
Seabridge Gold, Inc. * (A)	840,909	23,764,088
		55,200,905
Total Canada		68,120,725

CHILE — 0.1%
MATERIALS — 0.1%
Empresas CMPC	262,837	393,731

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JANUARY 31, 2026
(Unaudited)

COMMON STOCK — continued	Shares	Value
CHINA — 2.8%
COMMUNICATION SERVICES — 0.2%
Baidu, Inc., Cl A *	99,450	$1,906,214

CONSUMER DISCRETIONARY — 0.4%
Meituan, Cl B *(B)	268,800	3,323,036

INDUSTRIALS — 1.2%
China Communications Services Corp., Ltd., Cl H (A)	11,087,000	6,733,302
Guangshen Railway Co., Ltd., Cl H (A)	11,364,000	3,205,489
		9,938,791
INFORMATION TECHNOLOGY — 0.1%
PAX Global Technology, Ltd.	2,147,000	1,354,917

UTILITIES — 0.9%
CGN Power Co., Ltd., Cl H (B)	13,424,000	5,597,477
China Gas Holdings, Ltd.	1,651,200	1,635,601
		7,233,078
Total China		23,756,036

FINLAND — 0.2%
MATERIALS — 0.2%
Stora Enso, Cl R	168,811	1,943,357

FRANCE — 2.3%
CONSUMER STAPLES — 1.1%
Carrefour SA	573,117	9,387,223

FINANCIALS — 0.5%
Amundi (B)	43,518	3,869,161

INDUSTRIALS — 0.7%
Teleperformance	91,010	5,878,849
Total France		19,135,233

GERMANY — 3.3%
MATERIALS — 3.3%
BASF	34,326	1,860,956

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JANUARY 31, 2026
(Unaudited)

COMMON STOCK — continued	Shares	Value
GERMANY — continued
MATERIALS — continued
K+S AG (A)	1,565,743	$25,654,421
Total Germany		27,515,377

HONG KONG — 2.2%
CONSUMER DISCRETIONARY — 0.4%
SJM Holdings, Ltd. *	9,418,000	2,890,446

CONSUMER STAPLES — 0.2%
First Pacific Co., Ltd.	2,392,000	1,871,608

FINANCIALS — 0.1%
Bank of East Asia, Ltd.	543,400	1,037,950

INDUSTRIALS — 1.5%
CK Hutchison Holdings, Ltd.	1,518,000	12,240,100
Total Hong Kong		18,040,104

INDONESIA — 0.2%
CONSUMER STAPLES — 0.1%
Indofood Sukses Makmur Tbk PT	1,753,300	712,000

ENERGY — 0.1%
United Tractors TbK PT	625,100	973,817
Total Indonesia		1,685,817

JAPAN — 3.0%
ENERGY — 1.1%
Inpex Corp.	419,000	9,387,367

INDUSTRIALS — 1.4%
Kamigumi Co., Ltd.	118,300	4,140,003
Tokyo Metro	190,400	2,033,079
West Japan Railway Co.	292,300	5,972,987
		12,146,069
UTILITIES — 0.5%
Electric Power Development Co., Ltd.	177,900	3,778,283
Total Japan		25,311,719

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JANUARY 31, 2026
(Unaudited)

COMMON STOCK — continued	Shares	Value
KAZAKHSTAN — 2.4%
ENERGY — 1.9%
NAC Kazatomprom JSC GDR (B)	194,740	$15,912,692

FINANCIALS — 0.5%
Halyk Savings Bank of Kazakhstan JSC GDR	140,100	4,504,837
Total Kazakhstan		20,417,529

RUSSIA — 5.2%
CONSUMER STAPLES — 0.3%
Lenta International PJSC GDR *(C)	1,271,467	2,158,061

ENERGY — 1.1%
Gazprom Neft PJSC *(C)	2,817,940	5,607,330
Gazprom PJSC *(C)	8,122,810	4,091,331
		9,698,661
FINANCIALS — 1.8%
Moscow Exchange MICEX-RTS PJSC *(C)	5,746,159	4,127,708
Sberbank of Russia PJSC *(C)	8,292,394	10,003,900
VTB Bank PJSC *(C)	2,329,481	712,362
		14,843,970
MATERIALS — 1.5%
Polyus PJSC GDR *(C)	249,258	12,837,734

REAL ESTATE — 0.2%
LSR Group PJSC, Cl A *(C)	510,671	1,398,567

UTILITIES — 0.3%
Federal Grid - Rosseti PJSC *(C)	3,021,385,233	902,440
RusHydro PJSC *(C)	991,278,397	1,648,652
		2,551,092
Total Russia		43,488,085

SAUDI ARABIA — 0.6%
ENERGY — 0.6%
Saudi Arabian Oil (B)	742,831	5,106,388

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JANUARY 31, 2026
(Unaudited)

COMMON STOCK — continued	Shares	Value
SINGAPORE — 2.0%
CONSUMER STAPLES — 2.0%
Golden Agri-Resources, Ltd. (A)	73,589,700	$16,704,706

SOUTH AFRICA — 6.3%
MATERIALS — 6.3%
Impala Platinum Holdings, Ltd.	1,006,244	18,755,633
Sibanye Stillwater, Ltd. *	1,177,735	5,125,985
Valterra Platinum, Ltd.	322,485	28,974,682
Total South Africa		52,856,300

SOUTH KOREA — 9.7%
COMMUNICATION SERVICES — 4.5%
KT Corp.	212,507	8,407,547
KT Corp. ADR	276,770	5,790,028
LG Uplus Corp. (A)	2,124,616	23,603,762
		37,801,337
INDUSTRIALS — 3.5%
DL E&C Co., Ltd. (A)	197,312	6,057,650
GS Holdings Corp.	130,609	6,221,013
Korean Air Lines Co., Ltd.	178,619	2,879,899
LG Corp.	223,108	14,162,530
		29,321,092

MATERIALS — 0.5%
Lotte Chemical Corp.	68,788	3,969,883

UTILITIES — 1.2%
Korea Electric Power Corp.	245,439	9,899,317
Total South Korea		80,991,629

THAILAND — 1.3%
FINANCIALS — 1.3%
Bangkok Bank	1,589,600	7,974,238
Kasikornbank PCL	473,900	2,830,373
Total Thailand		10,804,611

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JANUARY 31, 2026
(Unaudited)

COMMON STOCK — continued	Shares	Value
UKRAINE — 0.7%
CONSUMER STAPLES — 0.7%
MHP SE GDR * (A)	709,038	$6,141,749

UNITED KINGDOM — 6.7%
COMMUNICATION SERVICES — 0.9%
Vodafone Group PLC	4,878,643	7,184,878

ENERGY — 1.8%
Yellow Cake PLC *(B)	1,604,218	14,976,263

FINANCIALS — 1.2%
Man Group PLC	663,343	2,394,262
Schroders PLC	1,184,140	7,334,219
		9,728,481

MATERIALS — 2.8%
Glencore PLC	3,512,452	23,945,545
Total United Kingdom		55,835,167

UNITED STATES — 1.2%
INDUSTRIALS — 0.2%
Air Lease Corp., Cl A	25,878	1,672,495

MATERIALS — 1.0%
Newmont Corp. CDI	32,993	3,725,411
Royal Gold, Inc.	18,459	4,860,439
		8,585,850
Total United States		10,258,345

TOTAL COMMON STOCK
(Cost $428,263,593)		531,250,190

PREFERRED STOCK — 1.7%
BRAZIL — 1.7%
ENERGY — 1.7%
Petroleo Brasileiro SA (A)(D)	1,926,200	13,787,460

TOTAL PREFERRED STOCK
(Cost $9,824,366)		13,787,460

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JANUARY 31, 2026
(Unaudited)

UNIT TRUST FUND — 1.3%	Shares	Value
CANADA — 1.3%
FINANCIALS — 1.3%
Sprott Physical Uranium Trust *	495,095	$11,191,587

TOTAL UNIT TRUST FUND
(Cost $6,727,908)		11,191,587

SHORT TERM INVESTMENT — 0.6%
Dreyfus Treasury Securities Cash Management - Participant Shares, 3.160%(E)	5,051,189	5,051,189

TOTAL SHORT TERM INVESTMENT
(Cost $5,051,189)		5,051,189

PURCHASED OPTION — 0.3%
UNITED STATES — 0.3% *

TOTAL PURCHASED OPTIONS
(Cost $3,622,572)	2,538,960

TOTAL INVESTMENTS— 67.3%
(Cost $453,489,628)	563,819,386

Other Assets and Liabilities, Net — 32.7%	274,543,406
NET ASSETS — 100.0%	$838,362,792

A list of the exchange traded option contracts held by the Fund at January 31, 2026, is as follows:

	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
PURCHASED OPTION — 0.3%
Put Options
February 26 Puts on SPXW*	284	$197,068,452	$6,900.00	02/27/26	$2,538,960

TOTAL PURCHASED OPTION
(Cost $3,622,572)		$197,068,452			$2,538,960

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JANUARY 31, 2026
(Unaudited)

*	Non-income producing security.

(A)	Affiliated investment.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of January 31, 2026 was $48,785,017 and represents 5.8% of Net Assets.

(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(D)	Rate unavailable.

(E)	The rate reported is the 7-day effective yield as of January 31, 2026.

ADR — American Depositary Receipt

CDI — Chess Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint Stock Company

Ltd. — Limited

PJSC — Public Joint Stock Company

PLC — Public Limited Company

SPXW — Standard & Poor's 500 Index Options Weekly

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JANUARY 31, 2026
(Unaudited)

The following issuers are affiliated with the Fund; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 31, 2025 through January 31, 2026. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

				Change in
				Unrealized		Dividend/
Value as of	Purchases at	Proceeds from	Realized	Appreciation/	Value as of	Interest
10/31/2025	Cost	Sale	Gain/(Loss)	(Depreciation)	1/31/2026	Income
China Communications Services Corp., Ltd., Cl H
$6,320,962	$314,016	$—	$—	$98,324	$6,733,302	$—
DL E&C Co., Ltd.
5,902,444	—	—	—	155,206	6,057,650	—
Golden Agri-Resources, Ltd.
15,831,227	—	—	—	873,479	16,704,706	—
Guangshen Railway Co., Ltd., Cl H
2,793,328	520,790	—	—	(108,629)	3,205,489	—
K+S AG
20,461,876	—	(83,887)	10,933	5,265,499	25,654,421	—
LG Uplus Corp.
24,267,606	67,901	(1,569,464)	175,806	661,913	23,603,762	—
MHP SE GDR
3,997,999	—	—	—	2,143,750	6,141,749	—
Petroleo Brasileiro SA
10,626,421	—	—	—	3,161,039	13,787,460	328,643
Seabridge Gold, Inc.
21,098,439	—	(1,348,985)	232,831	3,781,803	23,764,088	—
Totals:
$111,300,302	$902,707	$(3,002,336)	$419,570	$16,032,384	$125,652,627	$328,643

Amounts designated as “—” are either $0 or rounded to $0.

KGI-QH-002-2200